Securities	12 Months Ended
Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Securities
NOTE 7:  SECURITIES
Securities are held by the Bank for both trading and non-trading activities. Trading securities are included in Trading loans, securities, and other on the Consolidated Balance Sheet. Non-trading securities are included in Non-trading financial assets at fair value through profit or loss, Financial assets designated at fair value through profit or loss, Financial assets at fair value through other comprehensive income, or Debt securities at amortized cost, net of allowance for credit losses on the Consolidated Balance Sheet.
(a)
REMAINING TERMS TO MATURITIES OF SECURITIES
The remaining terms to contractual maturities of the securities held by the Bank are shown on the following table.

Securities Maturity Schedule
(millions of Canadian dollars)								As at
							October 31 2021	October 31 2020
	Remaining terms to maturities 1
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Trading securities
Government and government-related securities
Canadian government debt
Federal	$3,219	$5,402	$514	$1,725	$336	$–	$11,196	$21,492
Provinces	1,542	1,710	959	1,396	2,719	–	8,326	8,468
U.S. federal, state, municipal governments, and agencies debt	1,206	3,742	1,072	1,319	5,902	–	13,241	22,825
Other OECD government-guaranteed debt	4,200	858	890	1,227	610	–	7,785	4,563
Mortgage-backed securities
Residential	236	554	556	–	–	–	1,346	1,527

Commercial	–	57	36	61	–	–	154	163

	10,403	12,323	4,027	5,728	9,567	–	42,048	59,038
Other debt securities
Canadian issuers	698	1,597	1,312	1,510	853	–	5,970	5,615

Other issuers	3,724	4,039	2,554	1,762	316	–	12,395	13,353

	4,422	5,636	3,866	3,272	1,169	–	18,365	18,968
Equity securities
Common shares	–	–	–	–	–	60,074	60,074	43,842
Preferred shares	–	–	–	–	–	50	50	37

	–	–	–	–	–	60,124	60,124	43,879

Retained interests	–	4	2	3	–	–	9	14

Total trading securities	$14,825	$17,963	$7,895	$9,003	$10,736	$60,124	$120,546	$121,899

Non-trading financial assets at fair value through profit or loss
Government and government-related securities
U.S. federal, state, municipal governments, and agencies debt	$–	$–	$–	$–	$155	$–	$155	$388

	–	–	–	–	155	–	155	388

Other debt securities
Canadian issuers	–	67	211	1	–	359	638	652
Asset-backed securities	131	3,555	699	1,056	174	–	5,615	3,292

Other issuers	–	–	–	–	–	67	67	170

	131	3,622	910	1,057	174	426	6,320	4,114
Equity securities
Common shares	–	–	–	–	–	561	561	293
Preferred shares	–	–	–	–	–	17	17	35

	–	–	–	–	–	578	578	328

Total non-trading financial assets at fair value through profit or loss	$131	$3,622	$910	$1,057	$329	$1,004	$7,053	$4,830

Financial assets designated at fair value through profit or loss
Government and government-related securities
Canadian government debt
Federal	$247	$–	$–	$–	$–	$–	$247	$1,129
Provinces	322	45	8	1,049	101	–	1,525	545
U.S. federal, state, municipal governments, and agencies debt	–	–	22	–	–	–	22	11

Other OECD government-guaranteed debt	338	29	–	–	–	–	367	384

	907	74	30	1,049	101	–	2,161	2,069
Other debt securities
Canadian issuers	262	852	734	460	10	–	2,318	2,180

Other issuers	25	20	16	24	–	–	85	490

	287	872	750	484	10	–	2,403	2,670

Total financial assets designated at fair value through profit or loss	$1,194	$946	$780	$1,533	$111	$–	$4,564	$4,739

1	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.

Securities Maturity Schedule (Continued)
(millions of Canadian dollars)								As at
							October 31 2021	October 31 2020
	Remaining terms to maturities 1
	Within 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years to 10 years	Over 10 years	With no specific maturity	Total	Total

Securities at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	$2,596	$2,005	$4,811	$2,684	$423	$–	$12,519	$14,126
Provinces	1,120	2,596	3,635	9,940	852	–	18,143	16,502
U.S. federal, state, municipal governments, and agencies debt	10,495	2,696	2,625	13	3,471	–	19,300	33,034
Other OECD government-guaranteed debt	5,302	286	784	192	–	–	6,564	10,756

Mortgage-backed securities	1,161	93	–	–	–	–	1,254	3,865

	20,674	7,676	11,855	12,829	4,746	–	57,780	78,283
Other debt securities
Asset-backed securities	1,682	538	1,432	684	2,645	–	6,981	10,006

Corporate and other debt	1,825	2,386	2,146	1,723	24	–	8,104	9,895

	3,507	2,924	3,578	2,407	2,669	–	15,085	19,901
Equity securities
Common shares	–	–	–	–	–	4,117	4,117	2,387

Preferred shares	–	–	–	–	–	482	482	212

	–	–	–	–	–	4,599	4,599	2,599

Total securities at fair value through other comprehensive income	$24,181	$10,600	$15,433	$15,236	$7,415	$4,599	$77,464	$100,783

Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities
Canadian government debt
Federal	$13,060	$1,079	$5,392	$1,288	$1,774	$–	$22,593	$17,981
Provinces	65	923	2,492	7,428	22	–	10,930	5,627
U.S. federal, state, municipal governments, and agencies debt	1,586	30,807	18,452	47,166	37,292	–	135,303	113,845

Other OECD government - guaranteed debt	7,483	15,754	13,123	3,373	–	–	39,733	37,140

	22,194	48,563	39,459	59,255	39,088	–	208,559	174,593
Other debt securities
Asset-backed securities	654	4,989	8,204	6,512	12,813	–	33,172	27,197
Non-agency collateralized mortgage obligation Portfolio	–	–	–	–	16,214	–	16,214	16,992
Canadian issuers	–	88	1,110	931	4	–	2,133	887

Other issuers	1,938	2,993	1,867	2,063	–	–	8,861	8,010

	2,592	8,070	11,181	9,506	29,031	–	60,380	53,086

Total debt securities at amortized cost, net of allowance for credit losses	24,786	56,633	50,640	68,761	68,119	–	268,939	227,679
Total securities	$65,117	$89,764	$75,658	$95,590	$86,710	$65,727	$478,566	$459,930

1	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.
(b)
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized gains and losses as at October 31, 2021 and October 31, 2020.

Unrealized Securities Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)									As at
				October 31, 2021					October 31, 2020
	Cost/ amortized cost	1	Gross unrealized gains	Gross unrealized (losses )	Fair value	Cost/ amortized cost	1	Gross unrealized gains	Gross unrealized (losses )	Fair value
Government and government-related S ecurities
Canadian government debt
Federal	$12,428		$98	$(7)	$12,519	$13,967		$160	$(1)	$14,126
Provinces	17,935		218	(10)	18,143	16,342		181	(21)	16,502
U.S. federal, state, municipal governments, and agencies debt	19,232		83	(15)	19,300	32,875		192	(33)	33,034
Other OECD - government guaranteed debt	6,551		13	–	6,564	10,720		39	(3)	10,756

Mortgage-backed securities	1,251		3	–	1,254	3,855		11	(1)	3,865

	57,397		415	(32)	57,780	77,759		583	(59)	78,283
Other debt securities
Asset-backed securities	6,957		30	(6)	6,981	10,051		26	(71)	10,006

Corporate and other debt	8,054		68	(18)	8,104	9,853		79	(37)	9,895

	15,011		98	(24)	15,085	19,904		105	(108)	19,901

Total debt securities	72,408		513	(56)	72,865	97,663		688	(167)	98,184
Equity securities
Common shares	3,887		310	(80)	4,117	2,641		26	(280)	2,387

Preferred shares	470		43	(31)	482	303		–	(91)	212

	4,357		353	(111)	4,599	2,944		26	(371)	2,599
Total securities at fair value through other comprehensive income	$76,765		$866	$(167)	$77,464	$100,607		$714	$(538)	$100,783

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
(c)
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Bank designated certain equity securities as equity securities at FVOCI. The following table summarizes the fair value and dividend income recognized on equity securities designated at FVOCI as at and for the years ended October 31, 2021 and October 31, 2020.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at		For the years ended
	October 31, 2021	October 31, 2020	October 31, 2021	October 31, 2020
		Fair value	Dividend income recognized
Common shares	$4,117	$2,387	$143	$93

Preferred shares	482	212	18	14
Total	$4,599	$2,599	$161	$107
The Bank disposed of certain equity securities in line with the Bank’s investment strategy with a fair value of $146 million during the year ended October 31, 2021 (October 31, 2020 – $40 million). The Bank realized a cumulative gain (loss) of $15 million during the year ended October 31, 2021 (October 31, 2020 – $(18) million) on disposal of these equity securities and recognized dividend income of $2 million during the year ended October 31, 2021 (October 31, 2020 – nil).
(d)
DEBT SECURITIES NET REALIZED GAINS (LOSSES)
The Bank disposed of certain debt securities measured at amortized cost and FVOCI during the year. The following table summarizes the net realized gains and losses on securities sold for the years ended October 31, 2021 and October 31, 2020.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the years ended

	October 31 2021	October 31 2020
Debt securities at amortized cost	$(61)	$13
Debt securities at fair value through other comprehensive income	75	27
Total	$14	$40

(e)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates non-retail credit risk on an individual borrower basis, using both a BRR and FRR, as detailed in the shaded area of the “Managing Risk” section of the 2021 MD&A. This system is used to assess all non-retail exposures, including debt securities.
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 8 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
			October 31, 2021					October 31, 2020
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$339,426	$–	$	n/a	$339,426	$322,842	$–	$	n/a	$322,842
Non-Investment grade	2,235	83		n/a	2,318	2,762	244		n/a	3,006
Watch and classified	n/a	62		n/a	62	n/a	17		n/a	17
Default	n/a	n/a		–	–	n/a	n/a		–	–
Total debt securities	341,661	145		–	341,806	325,604	261		–	325,865
Allowance for credit losses on debt securities at amortized cost	2	–		–	2	2	–		–	2
Total debt securities, net of allowance	341,659	145		–	341,804	325,602	261		–	325,863
As at October 31, 2021, total debt securities, net of allowance, in the table above, include debt securities measured at amortized cost, net of allowance, of $268,939 million (October 31, 2020 – $227,679 million), and debt securities measured at FVOCI of $72,865 million (October 31, 2020 – $98,184 million).
The difference between probability-weighted ECLs and base ECLs on debt securities at FVOCI and at amortized cost as at both October 31, 2021 and October 31, 2020, was insignificant. Refer to Note 3 for further details.